Share-based payment Arrangement	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Share-based payment Arrangement
25.	Share-based payment Arrangement

25.1	Share-based payment arrangement of the Parent Company

(1)	Terms and conditions related to the grants of the share-based payment arrangement are as follows:

1)	Share-based payment arrangement with cash alternatives

	Series
	5(*)	6	7-1	7-2
Grant date	March 26, 2020	March 25, 2021	March 25, 2022
Types of shares to be issued	Registered common shares of the Parent Company
Grant method	Reissue of treasury shares, Cash settlement
Number of shares (in share)	32,947	71,726	98,425	96,820
Exercise price (in won)	38,452	50,276	56,860	56,860
Exercise period	Mar. 27, 2023 ~ Mar. 26, 2027	Mar. 26, 2023 ~ Mar. 25, 2026	Mar. 26, 2025 ~ Mar. 25, 2029	Mar. 26, 2024 ~ Mar. 25, 2027
Vesting conditions	3 years’ service from the grant date	2 years’ service from the grant date	2 years’ service from the grant date	2 years’ service from the grant date

(*)	For the year ended December 31, 2025, some portions of stock options granted in the 5 th series were exercised.

2)	Cash-settled share-based payment arrangement
The entire amount of remaining share appreciation rights for shares of SK Telecom Co., Ltd. granted in 2022 was not exercised and was fully forfeited during the year ended December 31, 2025.

3)	Equity-settled share-based payment arrangement
The Parent Company established Performance Share Units (”PSU”) for executives of the Parent Company and major subsidiaries as part of the compensation based on the growth of corporate value during the year ended December 31, 2023, and the details are as follows:

PSU of SK Telecom Co., Ltd.
Grant date	March 28, 2023	March 26, 2024
Types of shares to be issued	Registered common shares of the Parent Company
Grant method	Reissue of treasury shares
Number of shares(*)	Fluctuates according to the share price on the expiration date and the cumulative increase rate of KOSPI200
Reference share price (in won)	47,280	52,720
Reference index (KOSPI200)	315	362
Maturity (exercise date)	The day in which the annual general meeting of shareholders is held after 3 years from the grant date
Vesting conditions	Full service in the year in which the grant date is included

(*)
The initial grant amounted to ₩10,813 million in 2023 and ₩12,835 million in 2024. The number of shares to be delivered is determined based on the adjustment rate calculated using the share price on the expiration date and the cumulative increase rate of KOSPI200.

(2)
Share compensation expense for share-based payment arrangements with cash alternatives recognized for the year ended December 31, 2025 is as follows, and there is no remaining share compensation expense to be recognized in subsequent periods.

(In millions of won)
	Share compensation expense
Cumulative amount through December 31, 2024	₩	158,596
For the year ended December 31, 2025		(439)

	₩	158,157

The liabilities recognized by the Parent Company in relation to the share-based payment arrangement with cash alternatives are ₩1,134 million and ₩7,283 million, respectively, which are included in accrued expenses as of December 31, 2025 and 2024.
As of December 31, 2024, the carrying amount of liabilities recognized by the Parent Company in relation to the cash-settled share-based payment arrangement are ₩305 million and no liability was recognized as of December 31, 2025.
Share compensation expenses recognized for the Parent Company’s equity-settled share-based payment arrangements was

₩6,286 million for the year ended December 31, 2024, and no expense was recognized for the year ended December 31, 2025.

(3)	The Parent Company used option-pricing models, including the binomial model, on the measurement of the fair value of the share options and the inputs used in the model are as follows:

1)	Share-based payment arrangement with cash alternatives
(i) SK Telecom Co., Ltd.

(In won)	Series
	5	6	7-1	7-2
Risk-free interest rate	2.65%	2.43%	3.02%	2.64%
Estimated option’s life	7 years	5 years	7 years	5 years
Share price on the remeasurement date	53,500	53,500	53,500	53,500
Expected volatility	15.30%	15.30%	15.30%	15.30%
Expected dividends yield	6.62%	6.62%	6.62%	6.62%
Exercise price	38,452	50,276	56,860	56,860
Per-share fair value of the option	15,048	3,394	2,520	1,518
(ii) SK Square Co., Ltd.

(In won)	Series
	5	6
Risk-free interest rate	1.52%	1.55%
Estimated option’s life	7 years	5 years
Share price (Closing price on the preceding day)	34,900	49,800
Expected volatility	8.10%	25.70%
Expected dividends yield	5.70%	4.00%
Exercise price	38,452	50,276
Per-share fair value of the option	192	8,142

2)	Equity-settled share-based payment arrangement

(In won)	Granted in 2023	Granted in 2024
	PSU of SK Telecom Co., Ltd.	PSU of SK Telecom Co., Ltd.
Risk-free interest rate	3.26%	3.30%
Estimated option’s life	3 years	3 years
Share price on the grant date	48,500	54,100
Expected volatility	18.67%	15.90%
Expected dividends yield	4.90%	5.40%
Per-share fair value of the option	27,525	25,920

25.2	Share-based payment arrangement by SAPEON Inc., a subsidiary of the Parent Company
The entire amount of remaining share-based payment arrangement granted by SAPEON Inc. to its employees was not exercised and was fully forfeited during the year ended December 31, 2025.